UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549




                       FORM N-CSR



     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                    INVESTMENT COMPANIES

          Investment Company Act File Number: 811-3493

               American Federation of Labor -
             Congress of Industrial Organizations
                  Housing Investment Trust
        (Exact name of registrant as specified in charter)

     1717 K Street, N.W., Suite 707 Washington, D.C.  20036
        (Address of principal executive offices)    (Zip code)


                       Kenneth G. Lore
             Swidler Berlin Shereff Friedman, LLP
      3000 K Street, N.W. Suite 300, Washington, D.C.  20007
               (Name and address of agent for service)

                         (202) 331-8055
         (Registrant's telephone number, including area code)



Date of fiscal year end: December 30, 2002
Date of reporting period: June 30, 2003

ITEM 1.       REPORTS TO STOCKHOLDERS

A copy of the 2003 Semi-Annual Report (the "Report") of the AFL-CIO Housing Investment Trust (the "Trust") transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "Act"), is included herewith.

   AFL-CIO HOUSING INVESTMENT TRUST SEMI-ANNUAL REPORT JUNE 30, 2003

                              REPORT TO PARTICIPANTS

The AFL-CIO Housing Investment Trust (HIT) produced returns above its industry benchmark, the Lehman Brothers Aggregate Bond Index (Lehman Aggregate), in the first six months of 2003. The HIT strategy of overweighting in federally insured or guaranteed multifamily mortgage-backed securities (MBS) contributed to the Trust producing a six-month return of 4.00 percent. The rate of return for the Lehman Aggregate during this period was 3.93 percent.

At June 30, the HIT reached $3.57 billion in total net assets, an 8.9 percent increase since December 31, 2002. Contributing to this growth was a total of $287.0 million in additional participant investments, which included a record mid-year level of $211.4 million in new investments and $75.6 million in reinvested dividends. The HIT's growth during this period also reflected a net realized return on investments of $49.2 million and $.3 million in unrealized gains. With seven new participants, the total number of investors rose to 426. Cash and short-term investments were 1.7 percent of net assets at mid-year.

                               2003 PARTICIPANTS MEETING

The 2003 Annual Meeting of Participants was held in Washington, D.C., on Wednesday, May 28, 2003. The following matters were put to a vote of Participants at the meeting through the solicitation of proxies:

Richard Ravitch was reelected to chair the Board of Trustees by a vote of 1,875,454.4585 for, 215.1182 against, 6,581.8280 abstentions, and
1,058,271.9075 votes not cast.

The following Trustees were not up for election and their term of office continued after the date of the Annual Meeting: Linda Chavez-Thompson, Frank Hanley<F1>, Frank Hurt, George Latimer, Terence M. O'Sullivan, Tony Stanley, Andrew L. Stern, John J. Sweeney, Richard Trumka, and Patricia F. Wiegert.

Ernst & Young, LLP was ratified as the HIT's Certified Public Accountants by a vote of 1,875,039.0752 for, 0.0000 against, 7,212.3295 abstentions, and
1,058,271.9075 votes not cast.

The table below details votes pertaining to Trustees who were elected at the Annual Meeting:

Trustee                    Votes For    Votes Against    Votes Abstaining<F2>
------------------------------------------------------------------------------
John J. Flynn           1,875,669.5767     0.0000            6,581.8280
Jeremiah O'Connor       1,875,669.5767     0.0000            6,581.8280
Edward C. Sullivan      1,808,060.4288     67,609.1479       6,581.8280
Marlyn J. Spear         1,809,457.4337     0.0000           72,793.9710
Stephen Frank           1,870,692.1980     0.0000           11,559.2067

<F1> Trustee Hanley resigned from the Board effective May 30, 2003.
<F2> Votes Not Cast:1,058,271.9075

                                  FINANCIAL STATEMENTS
                                      JUNE 30, 2003
                                       (Unaudited)




                          American Federation of Labor and
                        Congress of Industrial Organizations
                              Housing Investment Trust

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Dollars in thousands, unless otherwise noted; unaudited)

Assets        Investments,
                at fair value (amortized cost $3,320,758)*         $ 3,530,090
              Cash                                                      58,934
              Accrued interest receivable                               20,218
              Receivables-Investments sold                             102,791
              Accounts receivable                                          385
              Prepaid expenses and other assets                          2,751
------------------------------------------------------------------------------
              Total Assets                                         $ 3,715,169
------------------------------------------------------------------------------
Liabilities   Accounts payable and accrued expenses                      1,570
              Payables-Investments purchased                           136,330
              Redemptions payable                                          506
              Refundable deposits                                          957
              Income distribution payable,
                 net dividends reinvested of $12,025                     1,251
------------------------------------------------------------------------------
              Total Liabilities                                    $   140,614
------------------------------------------------------------------------------
              Net Assets Applicable to Participants' Equity -
              Certificates of Participation -
              Authorized Unlimited; Outstanding 3,057,939 Units    $ 3,574,555
------------------------------------------------------------------------------
Net Asset Value Per Unit of Participation (in dollars)             $  1,168.94
------------------------------------------------------------------------------

STATEMENT OF PARTICIPANTS' EQUITY
June 30, 2003 (Dollars in thousands; unaudited)

PARTICIPANTS' EQUITY

Participants' equity consisted of the following:

     Amount invested and reinvested by current participants        $ 3,336,952
     Accumulated unrealized appreciation in the
       value of investments                                            209,332
     Accumulated undistributed investment income - net                     271
------------------------------------------------------------------------------
Total Participants' Equity                                         $ 3,574,555
------------------------------------------------------------------------------

* The cost for Federal tax purposes approximates book cost.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

FHA PERMANENT SECURITIES AND COMMITMENTS (8.3% OF NET ASSETS)

              Interest  Maturity       Commitment  Face    Amortized   Value
                Rate      Dates         Amount    Amount     Cost
------------------------------------------------------------------------------
Single Family  7.75%  Jul-2021-Aug-2021 $        $ 311     $ 311     $ 311
               8.00%  Jul-2021                     209       209       209
              10.31%  Feb-2016                      65        65        65
------------------------------------------------------------------------------
                                                   585       585       585
------------------------------------------------------------------------------
Multifamily    6.50%  May-2004                   2,823     2,823     2,859
               6.66%  May-2040                   5,897     5,905     6,566
               6.70%  Dec-2042                   6,134     6,140     6,976
               6.75%  Nov-2037-Jul-2040         10,122     9,890    11,201
               6.88%  Apr-2030                  29,881    29,503    34,075
               7.00%  Jun-2039                   6,176     6,237     7,027
               7.07%  Sep-2039                   8,232     8,236     8,836
               7.13%  Mar-2040                   8,068     8,044     9,370
               7.17%  Feb-2040                   4,845     4,849     5,245
               7.20%  Oct-2039                   3,216     3,224     3,759
               7.50%  Sep-2032                   1,688     1,694     2,004
               7.55%  Aug-2012                     712       712       717
               7.63%  Dec-2027-Apr-2031         63,724    63,623    67,072
               7.70%  Oct-2039                  12,341    12,277    14,307
               7.75%  Aug-2038-Oct-2038          4,405     4,407     4,612
               7.80%  Dec-2038                  21,386    21,392    21,386
               7.85%  Sep-2037                   2,558     2,558     2,672
               7.88%  Nov-2036-Jul-2038          9,269     9,277    10,586
               7.93%  Apr-2042                   2,940     2,940     3,549
               8.00%  Oct-2031-Jun-2038         12,051    11,993    12,644
               8.13%  Jun-2028                   4,764     4,764     5,033
               8.25%  Nov-2036                   3,550     3,556     3,681
               8.27%  Jul-2042                   2,567     2,567     3,097
               8.40%  Apr-2012                     995       995     1,003
               8.75%  Jul-2036-Aug-2036         12,066    12,020    13,247
               8.80%  Oct-2032                   5,496     5,496     5,547
               8.88%  May-2036                   2,449     2,408     2,544
               9.25%  Jun-2036                  19,838    19,843    19,838
               9.50%  Jul-2027                     365       369       416
              10.00%  Mar-2031                   5,705     5,705     5,769
------------------------------------------------------------------------------
                                               274,263   273,447   295,638
------------------------------------------------------------------------------
Forward
  Commitments
               5.60%  Jun-2038         2,979         -         -       226
------------------------------------------------------------------------------
                                       2,979         -         -       226
------------------------------------------------------------------------------
Total FHA Permanent Securities
  and Commitments                    $ 2,979 $ 274,848 $ 274,032 $ 296,449
------------------------------------------------------------------------------
See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

FHA Construction Securities (0.4% of net assets)


                 Interest Rates*        Maturity  Commitment   Face   Amortized  Value
                Permanent Construction    Date**    Amount    Amount     Cost

-------------------------------------------------------------------------------------------------
Multifamily     7.05%     7.05%         Mar-2043   $ 5,418    $ 5,418   $ 5,420  $ 6,237
                7.20%     7.20%         Sep-2033     7,150      7,150     7,150    8,271
-------------------------------------------------------------------------------------------------
Total FHA Construction Securities                 $ 12,568   $ 12,568  $ 12,570 $ 14,508

* Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless
  HUD requires that such rates be charged earlier.

** Permanent mortgage maturity date.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (22.2% of net assets)

                Interest   Maturity      Commitment     Face      Amortized
Value
                  Rates     Dates          Amount      Amount        Cost
------------------------------------------------------------------------------
-----------
Single Family     5.50%   Jan-2033                     $ 14,588  $ 14,773   $
15,222
                  6.00%   Jan-2032-Jan-2033              22,218    22,897
23,301
                  6.50%   Jul-2028-Jun-2032              42,318    43,332
44,437
                  7.00%   Nov-2016-Jan-2030              43,670    44,507
46,310
                  7.50%   Apr-2013-Aug-2030              35,336    36,208
37,850
                  8.00%   Nov-2009-Dec-2030              21,830    22,349
23,550
                  8.50%   Nov-2009-Aug-2027              11,672    11,945
12,763
                  9.00%   May-2016-Jun-2025               2,704     2,783
3,012
                  9.50%   May-2019-Sep-2030               1,175     1,208
1,319
          10.00%-13.50%   Jul-2014-Jun-2019                  49        49
  59
------------------------------------------------------------------------------
-------------
                                                        195,560   200,051
207,823
------------------------------------------------------------------------------
-------------
Multifamily       4.46%   Oct-2025                       25,000    24,940
26,133
                  4.92%   May-2034                       40,000    40,073
41,684
                  5.05%   Nov-2028                       54,626    54,885
57,850
                  5.13%   Jul-2024                        5,000     5,112
5,429
                  5.35%   Apr-2038                        7,674     8,218
8,337
                  5.68%   Jul-2027                       30,152    31,438
33,369
                  5.86%   Oct-2023                       10,000    10,733
11,223
                  5.88%   Nov-2011                       15,000    15,000
16,875
                  6.00%   Dec-2042                        3,941     3,888
4,462
                  6.09%   Jun-2021                        5,000     5,000
5,668
                  6.11%   Nov-2021                          970       970
1,097
                  6.13%   Sep-2042                       25,268    25,274
28,698
                  6.34%   Aug-2023                        3,464     3,464
3,983
                  6.50%   Dec-2039                        3,531     3,531
4,016
                  6.56%*  Jun-2037                       38,760    39,286
44,602
                  6.63%   Oct-2033                        6,534     6,357
6,922
                  6.69%   Jun-2040                        5,546     5,539
6,379
                  6.75%   Aug-2041                        2,745     2,657
3,190
                  7.23%   Jun-2041                        8,105     7,864
9,577
                  7.25%   Jun-2042                        4,194     4,235
4,770
                  7.38%   Mar-2042                        6,659     6,687
7,932
                  7.45%   Jun-2042                        9,662     9,662
11,501
                  7.50%   April-2038                     32,350    31,925
37,742
                  7.57%   Feb-2042                        2,552     2,552
2,924
                  7.70%   Mar-2042                       35,760    35,284
42,977
                  7.80%   Jul-2039                       18,910    18,918
22,271
                  7.88%   Nov-2036                          885       885
 958
                  8.15%   Nov-2025                        3,632     3,607
4,222
                  8.40%   Nov-2041                        8,681     8,649
8,855
                  8.75%   Dec-2026                        4,170     4,170
4,211
                  9.00%   Jun-2030                        7,722     7,499
7,802
                 12.55%   Jun-2025                        5,926     5,893
6,070
------------------------------------------------------------------------------
--------------
                                                        432,419   434,195
481,729
------------------------------------------------------------------------------
--------------

* This security is held in a segregated account as collateral for the secured bank line of credit.

See accompanying notes to financial statements.

                                                        continued on next page

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (22.2% of net assets), continued

                Interest   Maturity        Commitment     Face      Amortized  Value
                  Rates     Dates            Amount      Amount        Cost
-----------------------------------------------------------------------------------------
Forward
 Commitments      4.34%    Mar-2034               -       94,990    95,201     94,463
                  5.55%    Dec-2027-Jun-2036  51,903           -       124      4,585
                  6.63%    December-2038      21,385           -         -      2,825
                  7.50%    April-2044         23,300           -         -        932
------------------------------------------------------------------------------------------
                                              96,588      94,990    95,325    102,805
------------------------------------------------------------------------------------------
Total Ginnie Mae Securities and Commitments $ 96,588   $ 722,969 $ 729,571  $ 792,357
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (10.0% of net assets)

                Interest Rates*       Maturity       Commitment   Face   Amortized
             Permanent Construction    Dates**         Amount    Amount    Cost     Value
------------------------------------------------------------------------------------------
Multifamily   4.63%       4.63%      Dec-2044          $ 6,178  $   588  $   592  $   638
              5.20%       3.45%      Jan-2045           21,139   21,139   21,204   22,027
              6.00%       6.00%      Sep-2044           25,635    4,387    3,988    7,221
              6.15%       6.28%      May-2044           18,600   14,543   14,544   16,788
              6.60%       6.60%      May-2043           17,793   11,889   11,481   14,489
              6.70%       6.70%      Jan-2044           30,528   28,155   28,040   32,989
              6.75%       6.75%      Jun-2023-Jun-2043   3,899    3,634    3,521    4,252
              6.93%       7.13%      Mar-2044           33,136   27,651   27,689   31,938
              7.00%       7.00%      Jun-2043           66,552   61,242   61,247   70,953
              7.24%       7.24%      Dec-2042           51,242   47,544   47,548   49,338
              7.33%       7.33%      Dec-2042           11,893   10,644   10,637   12,440
              7.75%       7.25%      May-2033           51,779   44,497   44,242   54,348
               N/A***     6.33%      Feb-2005****       18,200   15,740   16,037   16,650
               N/A***     6.54%      Dec-2004****       13,620   12,596   13,039   13,277
               N/A***     8.75%      May-2005****        7,628    7,097    7,437    7,479
------------------------------------------------------------------------------------------
                                                       377,822  311,346  311,246  354,827
------------------------------------------------------------------------------------------
Forward
 Commitments  4.88%       4.88%      Jul-2046           35,000        -      175    1,029
              4.95%       4.95%      Jan-2045           11,200        -      181      420
------------------------------------------------------------------------------------------
                                                        46,200        -      356    1,449
------------------------------------------------------------------------------------------
Total Ginnie Mae Construction Securities
   and Commitments                                    $424,022 $311,346 $311,602 $356,276
------------------------------------------------------------------------------------------

* Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless
  HUD requires that such rates be charged earlier.

  ** Permanent mortgage maturity date.
 *** Construction only securities.
**** Date the HIT is required to sell securities to bond trustee.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (42.1% of net assets)

               Interest   Maturity           Commitment   Face  Amortized   Value
                 Rate      Dates               Amount    Amount    Cost
-------------------------------------------------------------------------------------
Single Family    3.84%    Jun-2033            $          $ 15,583 $ 16,026  $  15,583
                 4.50%    Jun-2018                         24,862   25,620     25,403
                 5.00%    Jul-2033                         25,000   25,500     25,281
                 5.50%    Jul-2017-Jun-2033               272,615  276,633    282,384
                 6.00%    Jan-2006-Apr-2033               277,093  283,766    288,312
                 6.50%    Nov-2016-Nov-2032               158,551  161,430    165,510
                 7.00%    Nov-2013-Jun-2032                47,542   48,313     50,146
                 7.50%    Jul-2004-Sep-2031                15,857   15,934     16,855
                 8.00%    Jan-2007-May-2031                 8,045    8,194      8,655
                 8.50%    Nov-2009-Apr-2031                 6,709    6,840      7,381
                 9.00%    Jul-2009-May-2025                 1,867    1,891      2,063
                 9.50%    Aug-2004                             33       33         34
--------------------------------------------------------------------------------------
                                                          853,757  870,180    887,607
--------------------------------------------------------------------------------------
Multifamily      3.81%    Nov-2012                          9,726    9,726     10,054
                 4.49%    Nov-2012                         20,000   20,000     20,902
                 4.74%    Jun-2013                         14,350   14,457     15,159
                 4.77%    Apr-2012                          2,434    2,541      2,625
                 4.85%    Jan-2013                         23,430   25,495     24,352
                 4.88%    Sep-2011                         26,286   26,483     28,478
                 4.92%    May-2013                         25,981   27,594     27,166
                 5.14%    Jan-2018                          8,160    8,553      8,793
                 5.15%    Sep-2017-Oct-2022                24,046   24,188     25,823
                 5.16%    Dec-2011                         13,466   13,511     14,739
                 5.23%    Mar-2018-Apr-2021                 5,020    5,212      5,445
                 5.24%    Dec-2012                          2,407    2,418      2,568
                 5.35%    Dec-2012                          6,027    6,054      6,575
                 5.43%    May-2021                          3,597    3,715      3,962
                 5.45%    May-2033                          3,422    3,478      3,688
                 5.58%    Jan-2033                          3,931    3,995      4,437
                 5.80%    Dec-2032-Jan-2033                35,536   36,074     39,182
                 5.84%    Aug-2010                          8,746    9,077      9,662
                 5.88%    Nov-2027                          3,591    3,680      3,970
                 6.02%    Nov-2010                          2,735    2,735      3,170
                 6.09%    May-2011                         12,725   13,973     14,841
                 6.13%    Dec-2016                          4,775    5,221      5,441
                 6.15%    Oct-2032                          3,877    4,008      4,364
                 6.22%    Aug-2032                          1,984    2,069      2,240
                 6.25%    Dec-2013                          2,280    2,351      2,515
                 6.27%    Jan-2012                          2,221    2,280      2,546
                 6.35%    Mar-2020              11,750*    11,750   11,750     13,324
                 6.35%    Jun-2020-Aug-2032                22,105   23,233     25,287
                 6.44%    Apr-2014                          7,224    8,087      8,339
                 6.50%    Jun-2016                          3,453    3,458      3,888
                 6.52%    Jul-2008                          2,964    2,964      3,262
                 6.53%    May-2030                         11,920   11,965     13,507
                 6.63%    Apr-2019                          2,497    2,497      2,863
                 6.65%    Aug-2007                            625      632        674
                 6.74%    Aug-2007                          3,400    3,820      3,907

                                                          continued on next
page

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (42.1% of net assets), continued

               Interest   Maturity           Commitment   Face  Amortized   Value
                 Rate      Dates               Amount    Amount    Cost
-------------------------------------------------------------------------------------
Multifamily
(continued)      6.80%    Jul-2016                        1,120     1,120        1,279
                 6.85%    Mar-2029                        8,000     8,924        9,299
                 6.90%    Jun-2007                        20,049   20,612       22,715
                 6.96%    Aug-2007                        8,561     8,829        9,815
                 7.01%    Apr-2031                        3,693     3,741        4,290
                 7.04%    Jul-2014           7,418**      7,410     7,422        8,744
                 7.07%    Feb-2031                       18,674    19,165       21,764
                 7.16%    Jan-2022                        8,606     8,822        9,530
                 7.18%    Aug-2016                          681       681          788
                 7.20%    Apr-2010-Aug-2029              10,325    10,008       11,984
                 7.25%    Nov-2011-Jul-2012               9,543     9,543       10,078
                 7.27%    Dec-2009                        4,987     5,005        5,065
                 7.30%    May-2010-Aug-2006               44,927   46,317       50,410
                 7.37%    Jan-2013                        1,084     1,104        1,159
                 7.38%    Jun-2014                        2,428     2,446        2,809
                 7.50%    Dec-2014                        2,325     2,334        2,708
                 7.71%    Feb-2010                        9,678     9,866       11,245
                 7.75%    Dec-2012-Dec-2024               4,827     4,828        5,654
                 8.00%    Nov-2019-May-2020               6,510     6,493        7,099
                 8.13%    Sep-2012-Aug-2020              10,454    10,430       11,812
                 8.38%    Jan-2022                        1,043     1,048        1,216
                 8.40%    Jul-2023                          563       552          688
                 8.50%    Sep-2006-Sep-2026               2,057     2,057        2,327
                 8.63%    Sep-2028                        7,104     7,104        8,682
                 9.13%    Sep-2015                        3,557     3,543        4,035
                 9.25%    Jun-2018                        4,823     4,812        5,619
--------------------------------------------------------------------------------------
                                               19,168   539,720   554,100      598,562
--------------------------------------------------------------------------------------
Forward
  Commitments
                 4.55%    Sep-2033                  -     5,400     5,470        5,370
                 4.66%    Jul-2021-Aug-2033         -     9,060     9,257        9,161
                 5.60%    Oct-2022          12,560***         -      (282)       1,634
                 6.75%    Mar-2010          22,000            -          -         880
--------------------------------------------------------------------------------------
                                              34,560      14,460     14,445     17,045
Total Fannie Mae Securities
  and Commitments                            $53,728  $1,407,937 $1,438,725 $1,503,214
---------------------------------------------------------------------------------------

* During construction, the investment is a participation in the construction loan which is secured by a repurchase guaranty from the Bank of America; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.
** During construction, the investment is a participation in the construction loan which is secured by a letter of credit from the Federal Home Loan Bank of Des Moines; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.
*** During construction, the investment is a participation in the construction loan which is secured by a letter of credit from the LaSalle Bank National Association; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Freddie Mac Securities (5.6% of net assets)

              Interest      Maturity       Face      Amortized
                Rate          Dates       Amount       Cost         Value
------------------------------------------------------------------------------
Single Family  5.50%   Apr-2033            $ 24,673   $ 25,281     $ 25,489
               6.00%   Apr-2005-Jan-2033     93,423     95,288       96,923
               6.50%   Dec-2006-Jul-2032     24,487     24,447       25,611
               7.00%   Jun-2004-Mar-2030     14,173     14,210       15,029
               7.50%   Nov-2003-Apr-2031     14,261     14,244       15,185
               8.00%   May-2008-Feb-2030      7,448      7,513        7,924
               8.25%   Nov-2022                  59         59           64
               8.50%   Jun-2010-Jan-2025      5,650      5,723        6,102
               9.00%   Sep-2010-Mar-2025      1,174      1,202        1,283
----------------------------------------------------------------------------
                                            185,348    187,967      193,610
----------------------------------------------------------------------------
Multifamily    8.00%   Feb-2009               5,425      5,431        5,460
----------------------------------------------------------------------------
                                              5,425      5,431        5,460
----------------------------------------------------------------------------
Total Freddie Mac Securities              $ 190,773  $ 193,398    $ 199,070
----------------------------------------------------------------------------

Government Sponsored Entities Notes (1.2% of net assets)

               Interest        Maturity     Face   Amortized
Issuer           Rate           Date       Amount    Cost          Value
-----------------------------------------------------------------------------
Fannie Mae     2.25%           May-2006    $ 15,045   $ 15,247    $ 15,247
Fannie Mae     5.50%           Jul-2012      20,000     20,526      21,144
Freddie Mac    6.01%           Dec-2005       6,000      6,072       6,626
-----------------------------------------------------------------------------
Total Government Sponsored Entities Notes  $ 41,045   $ 41,845    $ 43,017
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

United States Treasury Notes (7.5% of net assets)

               Interest     Maturity     Face     Amortized
                 Rate        Date       Amount      Cost     Value
----------------------------------------------------------------------
              0.00%         Jul-2003     $ 7,215   $ 7,210    $ 7,210
              1.63%         Apr-2005       3,500     3,523      3,523
              2.25%         Jul-2004       6,530     6,614      6,614
              2.63%         May-2008      12,130    12,240     12,240
              3.00%         Feb-2008      15,000    15,193     15,436
              3.25%         Aug-2007       1,100     1,148      1,148
              3.38%         Apr-2004       1,250     1,275      1,275
              3.50%         Nov-2006       2,085     2,198      2,198
              3.63%         May-2013      32,445    33,213     32,698
              3.88%         Feb-2013      63,000    63,457     64,831
              4.38%         Aug-2012      55,000    56,624     58,970
              4.88%         Feb-2012       1,300     1,445      1,445
              5.63%         May-2008      15,000    16,504     17,198
              5.75%         Aug-2010      27,935    31,279     32,702
              5.88%    Nov-2004-Nov-2005   6,710     7,233      7,233
              6.75%         May-2005       1,900     2,100      2,100
             10.75%         Aug-2005       1,750     2,093      2,093
----------------------------------------------------------------------
Total United States Treasury Notes      $253,850  $263,349   $268,914
----------------------------------------------------------------------

State Housing Finance Agency Securities (1.3% of net assets)

                           Interest  Maturity         Face      Amortized
Issuer                       Rate      Dates         Amount       Cost       Value
----------------------------------------------------------------------------------
Multifamily

NJ Housing & Mortgage
Finance Agency               7.63%  Oct-2009         $   653     $   653    $   708

Ulster County Industrial
Development Agency           7.70%  Jun-2006-Jun-2029 38,260      38,264     38,260

MA Housing Finance Agency    8.00%  Jan-2026           4,620       4,613      4,855

NJ Housing & Mortgage
Finance Agency               8.38%   Feb-2007            579         601        630

MA Housing Finance Agency    8.63%   Jan-2013            400         406        444

MA Housing Finance Agency    9.00%   Jan-2025            923         923        959
-----------------------------------------------------------------------------------
Total State Housing Finance Agency Securities        $45,435     $45,460    $45,856
-----------------------------------------------------------------------------------

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Other Multifamily Investments (0.2% of net assets)

              Interest Rates*         Maturity    Commitment      Face   Amortized
           Permanent Construction      Dates**      Amount        Amount   Cost     Value
------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages

               8.13%     N/A          Aug-2005     $ 1,016  $   348   $    341  $     348
               8.63%     N/A          Jun-2025                1,352      1,352      1,352
               9.50%     N/A      Aug-2012-Apr-2024           2,013      2,013      2,013
------------------------------------------------------------------------------------------
                                                     1,016    3,713      3,706      3,713
------------------------------------------------------------------------------------------
Privately Insured Construction/Permanent Mortgage***

               5.95%     5.95%        Mar-2044       4,400    4,400      4,400      4,616
------------------------------------------------------------------------------------------
                                                     4,400    4,400      4,400      4,616
------------------------------------------------------------------------------------------
Other Multifamily Investments                      $ 5,416  $ 8,113    $ 8,106    $ 8,329
------------------------------------------------------------------------------------------
Total Long-Term Investments                              $3,268,884 $3,318,658 $3,527,990
------------------------------------------------------------------------------------------

  * Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan.
 **  Permanent mortgage maturity date.
***  Loan insured by Ambac Assurance Corporation.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2003 (Dollars in thousands; unaudited)

Short-Term Investments (0.5% of net assets)


                           Maturity    Interest   Face      Amortized
Description                  Date        Rate     Amount       Cost     Value
---------------------------------------------------------------------------------
Repurchase Agreement
Amalgamated Bank*        Mar-2004       1.25%     $ 2,000    $ 2,000    $ 2,000
---------------------------------------------------------------------------------
                                                    2,000      2,000      2,000
---------------------------------------------------------------------------------
Certificate of Deposit
Shore Bank-Pacific       May-2004       2.11%         100        100        100
---------------------------------------------------------------------------------
                                                      100        100        100
---------------------------------------------------------------------------------
Total Short-Term Investments                      $ 2,100    $ 2,100    $ 2,100
---------------------------------------------------------------------------------
Total Investments                              $3,270,984 $3,320,758 $3,530,090
---------------------------------------------------------------------------------

* This instrument was purchased in March 2003. The Trust will receive $2.025 million upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2.154 million.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Dollars in thousands; unaudited)

Investment Income      FHA permanent securities
                      (including forward commitments)        $    12,420

                       FHA construction securities                   764

                       Ginnie Mae securities
                      (including forward commitments)             23,835

                       Ginnie Mae construction securities
                      (including forward commitments)              9,700

                       Fannie Mae securities
                      (including forward commitments)             31,831

                       Freddie Mac securities                      5,545

                       Government-sponsored Entities Notes         1,001

                       United States Treasury Notes                3,102

                       State Housing Finance Agency Securities     1,778

                       Other multifamily investments                 297

                       Short-term investments                        344
-------------------------------------------------------------------------
                       Total Income                             $ 90,617
-------------------------------------------------------------------------
Expenses               Officer salaries and fringe benefits      $   965

                       Other salaries and fringe benefits          2,927

                       Legal fees                                    227

                       Consulting fees                               419

                       Auditing, tax and accounting fees             169

                       Insurance                                     138

                       Marketing and sales promotion (12b-1)         282

                       Investment management                         212

                       Trustee expenses                               19

                       Rental expenses                               352

                       General expenses                              842
-------------------------------------------------------------------------
                       Total Expenses                            $ 6,552
-------------------------------------------------------------------------
Investment Income-Net                                           $ 84,065
-------------------------------------------------------------------------
Realized gain on investments                                    $ 49,239
Net change in unrealized appreciation on investments                 278

-------------------------------------------------------------------------
Realized and Unrealized Net Gains on Investments                $ 49,517
-------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations           $ 133,582
-------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
(Dollars in thousands)

                                               Six Months        Year
                                                 Ended           Ended
                                              June 30, 2003  December 31, 2002
                                               (unaudited)
------------------------------------------------------------------------------
Increase in Net Assets from Operations

           Investment income-net                $ 84,065          $ 172,167
           Realized gain on investments           49,239             14,815
           Net change in unrealized
             appreciation on investments             278            141,142
------------------------------------------------------------------------------
           Net increase in net assets
             resulting from operations           133,582            328,124
------------------------------------------------------------------------------
Decrease in Net Assets from Distributions

           Distributions paid to participants
             or reinvested from:
           Investment income-net                 (84,065)          (172,167)
           Net realized gains on investments           -            (14,815)
------------------------------------------------------------------------------
           Net decrease in net assets from
             distributions                       (84,065)          (186,982)
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Unit Transactions

           Proceeds from the sale of units
             of participation                    211,354            341,676
           Dividend reinvestment of units
             of participation                     75,593            167,759
           Payments for redemption of units
             of participation                    (43,672)          (120,296)
------------------------------------------------------------------------------
           Net increase from unit
             transactions                        243,275            389,139
------------------------------------------------------------------------------
           Total increase in net assets          292,792            530,281
           Net assets at beginning of period   3,281,763          2,751,482
------------------------------------------------------------------------------
           Net Assets at End of Period       $ 3,574,555        $ 3,281,763
------------------------------------------------------------------------------
Unit Information

           Units sold                            182,047            300,736
           Distributions reinvested               65,500            148,388
           Units redeemed                        (37,610)          (106,106)
------------------------------------------------------------------------------
           Increase in Units Outstanding         209,937            343,018
------------------------------------------------------------------------------

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS, unaudited
June 30, 2003

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Prospectus and Statement of Additional Information.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family MBS investments, US Agency debt and US Treasury securities) are valued by an independent pricing service, using published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily MBS investments, mortgage securities, and construction mortgage securities) are valued at their fair value using dealer bids and discounted cash flow models. The respective cash flow models use market based discounts and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a US Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on US Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities and participation interests, value is determined based upon the total amount, funded and/or un-funded, of the commitment.

The values have been determined in good faith under consistently applied procedures adopted by the Board of Trustees. The above process ensures that the valuation of the assets in the portfolio reflects the fair value of each investment, based on its unique characteristics. In accordance with the procedures adopted by the Board, a monthly third-party valuation is received and reviewed by management. Any adjustments arising from the review are subsequently reviewed and approved by the third party valuation firm employed by the Trust.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which constitutes fair value under the procedures adopted by the Board.

NOTES TO FINANCIAL STATEMENTS, unaudited

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Distributions to Participants

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

The Trust offers an income reinvestment plan that allows current participants automatically to reinvest their income distribution into Trust units of participation. Total reinvestment was 90 percent of distributable income for the six months ended June 30, 2003.

Investment Income

Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of Trust investments are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the investment using the effective interest method. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

12b-1 Plan of Distribution

The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related service and distribution activities (12b-1 expenses). For the year ended December 31, 2003, the Trust may pay for 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater. During the six months ended June 30, 2003, the Trust incurred approximately $282,000 of 12b-l expenses.

Receivables-Investments Sold

Receivables-Investments Sold represents investments that were sold prior to June 30, 2003, which settled subsequent to June 30, 2003.

Payables-Investments Purchased
Payables-Investments Purchased represents investments that were purchased prior to June 30, 2003, which settled subsequent to June 30, 2003.

NOTES TO FINANCIAL STATEMENTS, unaudited

Note 2. Investment Risks

Interest Rate Risk

As with any fixed-income investment, the market value of the Trust's investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the Trust's investments to increase. This could in turn further reduce the value of the Trust's portfolio.

Prepayment and Extension Risk

The Trust invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans. Generally, the market value of the Trust's investments will rise at times when market interest rates fall below the interest rates on the investments. However, at such times, some borrowers may prepay the mortgage loans backing the Trust's securities more quickly than might otherwise be the case. In such event, the Trust may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the Trust's securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk. When market interest rates rise above the interest rates of the Trust's investments, the prepayment rate of the mortgage loans backing the Trust's securities may decrease, causing the average maturity of the Trust's investments to lengthen. This may increase the Trust's portfolio's sensitivity to rising rates and its potential for price declines.

Note 3. Transactions with Related Entities

During the six months ended June 30, 2003, the Trust provided the time of certain personnel to the AFL-CIO Investment Trust Corporation (ITC), a D.C. non-profit corporation, on a cost-reimbursement basis. During the six months, certain employees of the Trust also served as officers of the ITC. The total cost for such personnel and related expenses for the six months ended June 30, 2003 amounted to approximately $800,000. During the six months ended June 30, 2003, the Trust was reimbursed for approximately $800,000 of current and prior year costs. As of June 30, 2003, approximately $230,000 is included within the accounts receivable in the accompanying financial statements for amounts outstanding under the arrangement.

The ITC provided the time of certain personnel to the Trust on a cost-reimbursement basis. The total cost for such personnel and related expenses for the six months ended June 30, 2003 was approximately $81,000. During the six months ended June 30, 2003, the Trust paid the ITC approximately $63,000 of current costs.

Note 4. Commitments

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of June 30, 2003, the Trust had outstanding unfunded purchase commitments of approximately $257.6 million. The Trust maintains a reserve, in the form of securities, no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of June 30, 2003, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $2.7 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

NOTES TO FINANCIAL STATEMENTS, unaudited

Note 5. Investment Transactions

A summary of investment transactions (excluding short-term investments and US Treasury Notes) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 2003, follows (dollars in thousands):

                                                                                                 State    Other
                                                                                     Government Housing  Multi-
                FHA           FHA       Ginnie     Ginnie Mae    Fannie     Freddie   sponsored Finance  Family
             Permanent   Construction    Mae      Construction    Mae         Mac     Entities  Agency   Invest-
            Securities*   Securities   Securities*  Securities*  Securities* Securities Notes  Securities ments
----------------------------------------------------------------------------------------------------------------
Balance,
January 1, 2003  $ 347,310   $ 25,770     $ 793,473    $ 271,418 $ 1,260,206 $ 213,109 $ 63,561 $ 46,404 $ 3,809

Purchases and
insured
construction
securities
advances,
net of discounts       -        1,173       167,670      102,181     547,944    94,800   30,045       -    4,400

Change in discounts
and (premiums)       255           (3)          110           49      10,517     1,127   (1,761)     (3)      -

Transfers         (6,650)     (14,365)       54,465      (33,451)         -         -        -         -      -

Principal
reductions/sales (66,883)          (5)     (286,147)     (28,595)   (379,942) (115,638) (50,000)    (941)  (103)
----------------------------------------------------------------------------------------------------------------
Balance,
June 30, 2003   $274,032       $12,570     $729,571     $311,602  $1,438,725  $193,398  $41,845  $45,460  $8,106
----------------------------------------------------------------------------------------------------------------

*Including forward commitments.

NOTES TO FINANCIAL STATEMENTS, unaudited

Note 6. Federal Taxes

The information set-forth in this footnote is actual information as of December 31, 2002 and will be updated in the Annual Report for December 31, 2003 to coincide with the 2003 tax reporting year-end.

The tax character of distributions paid during the twelve months ended December 31, 2002 was as follows (dollars in thousands):

                                                                      2002
----------------------------------------------------------------------------
Ordinary investment income - net                                  $ 178,863
Long-term capital gains on investments                                8,119
----------------------------------------------------------------------------
Total net distributions paid to participants or reinvested        $ 186,982
----------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows (dollars in thousands):
----------------------------------------------------------------------------
Undistributed ordinary income                                     $      29
Unrealized appreciation                                             209,054
Other temporary differences                                             242
----------------------------------------------------------------------------
Total accumulated earnings                                        $ 209,325
----------------------------------------------------------------------------

Note 7. Retirement and Deferred Compensation Plans

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employee contributions, at rates approximating 12.4 percent of employees' salaries for the six months ended June 30, 2003. The total Trust pension expense for the six months ended June 30, 2003 was approximately $359,000. The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. The Trust matches dollar for dollar the first $2,700 of employee contributions. The Trust's 401(k) contribution for the six months ended June 30, 2003 was approximately $112,000.

Note 8. Bank Securities

The Trust has a secured $12.5 million bank line of credit. A segregated account of Trust-owned securities serves as collateral for the line of credit. As of June 30, 2003, the value of the collateral in the account is approximately $44.6 million. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility. Borrowings under these agreements bear interest at LIBOR plus one-half percent. Both lines of credit mature on June 30, 2004. The Trust had no outstanding balance on either of these facilities during the period. No compensating balances are required.

Selected Per Share Data and Ratios for the Six Months Ended June 30, 2003, and the Years Ended December 31, 2002, 2001, 2000 and 1999

                                                   Six Months
                                                     Ended
                                                    June 30,
                                                      2003       2002       2001       2000       1999
                                                  (unaudited)
-------------------------------------------------------------------------------------------------------------
Per Share Data

    Net asset value, beginning of period            $ 1,152.30 $ 1,098.40 $ 1,085.42 $ 1,035.72 $ 1,114.08

    INCOME FROM INVESTMENT OPERATIONS:

    Net investment income                                28.81      65.19      70.86      72.83      71.65

    Net realized and unrealized gains
     (losses) on investments                             16.64      59.15      16.24      49.70     (77.96)
-------------------------------------------------------------------------------------------------------------
    TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS       45.45     124.34      87.10     122.53      (6.31)
-------------------------------------------------------------------------------------------------------------
    Less:

    Distribution from investment income- net            (28.81)    (65.19)    (70.93)    (72.83)    (71.74)

    Distribution from realized gains on investments          -      (5.25)     (3.19)         -      (0.31)
-------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                                 (28.81)    (70.44)    (74.12)    (72.83)    (72.05)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 1,168.94 $ 1,152.30 $ 1,098.40 $ 1,085.42 $ 1,035.72
-------------------------------------------------------------------------------------------------------------
Ratios

     Ratio of expenses to average net assets**           0.39%      0.36%      0.37%      0.38%       0.39%

     Ratio of net investment income
       to average net assets**                           4.9%       5.8%       6.4%       6.9%        6.7%

     Portfolio turnover rate**                          64.8%      64.3%      40.9%      25.9%       31.7%
-----------------------------------------------------------------------------------------------------------
NUMBER OF OUTSTANDING UNITS
AT END OF PERIOD                                    3,057,939  2,848,002  2,504,984  2,282,511  2,075,197
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(IN THOUSANDS)                                     $3,574,555 $3,281,763 $2,751,482 $2,477,482 $2,149,327
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                           8.16%     11.64%      8.21%      12.31%     (0.57%)
-----------------------------------------------------------------------------------------------------------

*  Net of fund expenses. Percent is annualized.
** Percents are annualized.

See accompanying notes to financial statements.

                   AFL-CIO Housing Investment Trust
                    1717 K Street, NW, Suite 707
                       Washington, DC 20036
                          202.331.8055
                        www.aflcio-hit.com

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a) The Trust's Chief Executive Officer (the principal executive officer) and Executive Vice President-Finance and Administration (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures as of a date within 90 days of the filing date of the Report.

     (b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation of those matters described in subparagraph (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS


   (a)(1)     Not Applicable.

   (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.






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                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, this 8th day of September, 2003.

                                  AFL-CIO HOUSING INVESTMENT TRUST



                                  By: /s/ Stephen Coyle
                                     ---------------------------------
                                     Name: Stephen Coyle
                                     Title: Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust in the capacities indicated, this 8th day of September, 2003.


/s/ Stephen Coyle
---------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)


/s/ Erica Khatchadourian
---------------------------------------
Erica Khatchadourian
Executive Vice President-Finance
  and Administration
(Principal Financial Officer)